Earnings per share (Tables)	12 Months Ended
Mar. 31, 2014
Earnings per share
Schedule of computation of basic and diluted earnings per share

	Years ended March 31,
	2012		2013		2014
	Class A	Class B	Class A	Class B	Class A	Class B
	(In thousands US dollars, except share amounts and EPS)
Basic EPS
Numerator
Net income attributable to the Group	$504	$35,666	$991	$36,546	$8,921	$42,309
Less net income attributable to participating instruments	—	(4)

Net income from continuing operations available for ordinary shares	$504	$35,662	$991	$36,546	$8,921	$42,309
Income (loss) from discontinued operations	1	79	—	—	—	—

Net income attributable to the Group	$505	$35,741	$991	$36,546	$8,921	$42,309

Denominator
Weighted average number of ordinary shares	407,749	28,878,599	782,721	28,879,975	5,595,292	26,534,063
Basic EPS
Net income from continuing operations attributable to the Group	1.23	1.23	1.27	1.27	1.59	1.59

Net income attributable to the Group	$1.23	$1.23	$1.27	$1.27	$1.59	$1.59

Net income from continuing operations attributable to the Group	504	35,666	991	36,546	8,921	42,309
Realocation of net income as a result of conversion of Class B to Class A ordinary shares	35,666	—	36,546	—	42,309	—

Net income from continuing operations available for ordinary shares	36,170	35,666	37,537	36,546	51,230	42,309

Income (loss) from discontinued operations	1	79	—	—	—	—
Realocation of net income as a result of conversion of Class B to Class A ordinary shares	79	—	—	—	—	—

Income (loss) from discontinued operations available for ordinary shares	80	79

Net income attributable to the Group	$36,250	$35,745	$37,537	$36,546	$51,230	$42,309

Denominator
Conversion of Class B to Class A shares	28,878,599	—	28,879,975	—	26,534,063	—
Stock option plans	447,944	447,944	573,188	573,188	113,133	113,133

Diluted weighted average number of ordinary shares outstanding	29,734,292	29,326,543	30,235,884	29,453,163	32,242,488	26,647,196

Diluted net income attributable to the Group per share	$1.22	$1.22	$1.24	$1.24	$1.59	$1.59